Other Non-Current Asset - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of Investments [Line Items]
Share of profits or losses of the equity investees	$ 4,119	¥ 28,676
Limited partnership funds
Schedule of Investments [Line Items]
Carrying amount for the investments	62,290		¥ 433,649	¥ 182,667
Equity Method Investments not Considered as Material			¥ 0
Share of profits or losses of the equity investees	$ 4,119	¥ 28,676